Related Party Transactions (Details) (USD $)	6 Months Ended
Jun. 30, 2012
Dr. Ruggero Santilli [Member]
Summary of employment agreement with related parties
Term of related parties	Mar. 31, 2014
Annual salary paayble to related parties	$ 180,000
Options available to related parties	37,500 vesting per quarter, exercisable at $1.50
Luisa Ingargiola [Member]
Summary of employment agreement with related parties
Term of related parties	Mar. 31, 2014
Annual salary paayble to related parties	120,000
Options available to related parties	25,000 vesting per quarter, exercisable at $1.50
Chief Executive Officer [Member]
Summary of employment agreement with related parties
Term of related parties	Mar. 31, 2014
Annual salary paayble to related parties	144,000
Options available to related parties	37,500 vesting per quarter, exercisable at $1.50
President [Member]
Summary of employment agreement with related parties
Term of related parties	Mar. 31, 2014
Annual salary paayble to related parties	$ 120,000
Options available to related parties	37,500 vesting per quarter, exercisable at $1.50